Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
REVENUES	$ 43	$ 63	$ 276
OPERATING EXPENSES
Consulting expense	7,500	8,957	31,075
Officer Salary	34,248	28,500	121,667
Stock compensation
General and Administrative
Professional fees	23,665	19,908	70,087
Legal fees	19,076	18,750	75,581
Other expense	2,828	1,399	11,821	7,254
TOTAL OPERATING EXPENSES	87,317	77,514	310,231
NET LOSS FROM OPERATIONS	$ (87,274)	$ (77,451)	$ (309,955)
OTHER INCOME (EXPENSE)
Other income
Interest expense	(4,771)	(2,544)	(12,593)
TOTAL OTHER INCOME (EXPENSE)	(4,771)	(2,544)	(12,593)
NET LOSS	(92,045)	(79,995)	(322,548)	(479,195)
NET LOSS AVAILABLE PER COMMON SHAREHOLDER	(92,045)	(79,995)	(322,548)
NET LOSS PER COMMON SHARES	$ 0.00	$ 0.00	$ 0.00
WEIGHTED AVERAGE SHARES - Basic and diluted	388,475,000	388,475,000	388,475,000	345,487,945
Restatement Adjustment [Member]
REVENUES				29
OPERATING EXPENSES
Consulting expense				141,187
Officer Salary				114,000
Stock compensation				213,900
General and Administrative
Professional fees				30,266
Legal fees				80,012
Other expense				7,254
TOTAL OPERATING EXPENSES				472,619
NET LOSS FROM OPERATIONS				$ (472,590)
OTHER INCOME (EXPENSE)
Interest expense				(6,605)
TOTAL OTHER INCOME (EXPENSE)				(6,605)
NET LOSS				(479,195)
NET LOSS AVAILABLE PER COMMON SHAREHOLDER				$ (479,195)
NET LOSS PER COMMON SHARES				$ 0.00
WEIGHTED AVERAGE SHARES - Basic and diluted				345,487,945